UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE


Report for the Calendar Year or Quarter Ended:    6/30/2002

Check here if Amendment [ ]; Amendment Number:_____
This Amendment (Check only one.):   [ ] is a restatement.
                                    [ ] adds new holdings entries.


Institutional Investment Manager Filing this Report:

Name:        Lawson Kroeker Investment Management, Inc.
Address:     8805 Indian Hills Drive, Suite 250
             Omaha, NE  68114

Form 13F File Number: 028-05512

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained therein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person signing this Report on Behalf of Reporting Manager:

Name:   Kenneth W. Kroeker
Title:  President
Phone:  (402) 392-2606

Signature, Place, and Date of Signing:

/s/ Kenneth W. Kroeker             Omaha, NE                      8/01/2002
----------------------             --------------------           ------------
[Signature]                        [City, State]                   [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if all no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

Form 13F File Number                Name
28-__________________               __________________________________
28-__________________               __________________________________
[Repeat as necessary.]

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:        0

Form 13F Information Table Entry Total:   65

Form 13F Information Table Value Total:   $101,304


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F-file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report. [If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

    NONE

                        Lawson Kroeker Investment Management, Inc.
                                    FORM 13F
                                June 30, 2002

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
LEVEL 3 COMMUNICATIONS INC CON CNV              52729NAS9      359  1520000 PRN      SOLE                  1185000            335000
LEVEL 3 COMMUNICATIONS INC CON CNV              52729NAG5      429  1650000 PRN      SOLE                  1250000            400000
ABBOTT LABS                    COM              002824100     3641    96695 SH       SOLE                    62995             33700
ADVANCE PCS, INC               COM              00790K109      841    35150 SH       SOLE                    35150
AGERE CLASS B COMMON STOCK     COM              00845V209       31    20997 SH       SOLE                    10415             10582
ALBEMARLE CORP.                COM              012653101      306     9940 SH       SOLE                     9940
ALLMERICA FINANCIAL CORP       COM              019754100      945    20445 SH       SOLE                    20445
AMERICAN INTERNATIONAL GROUP   COM              026874107      510     7482 SH       SOLE                     7482
ANADARKO PETROLEUM CORP        COM              032511107      261     5296 SH       SOLE                     5296
AVERY DENNISON CORP            COM              053611109     5933    94555 SH       SOLE                    63605             30950
BERKSHIRE HATHAWAY INC         COM              084670108      200        3 SH       SOLE                        3
BRISTOL MYERS SQUIBB CO        COM              110122108      554    21560 SH       SOLE                    20960               600
BURLINGTON RES INC             COM              122014103     3155    83035 SH       SOLE                    54435             28600
CARDINAL HEALTH, INC.          COM              14149Y108     2880    46897 SH       SOLE                    35587             11310
CASCADE FINANCIAL CORP         COM              147272108      126    11835 SH       SOLE                    11835
CHEVRONTEXACO CORP             COM              166764100     4342    49060 SH       SOLE                    29310             19750
CHICAGO BRIDGE & IRON          COM              167250109     3290   116705 SH       SOLE                    75780             40925
CHOLESTECH CORP                COM              170393102      445    42160 SH       SOLE                    42160
COCA COLA CO                   COM              191216100      403     7200 SH       SOLE                     7200
COLGATE PALMOLIVE CO           COM              194162103     3597    71865 SH       SOLE                    53365             18500
COMMONWEALTH TELEPHONE ENTERPR COM              203349105     3707    92115 SH       SOLE                    62496             29619
CONAGRA INC                    COM              205887102      770    27864 SH       SOLE                    27864
CORNING INC                    COM              219350105      437   123236 SH       SOLE                    82946             40290
EL PASO CORP.                  COM              28336L109     2451   118902 SH       SOLE                    85202             33700
EQUIFAX INC                    COM              294429105      585    21675 SH       SOLE                    21675
EXXON MOBIL CORP               COM              30231G102      217     5302 SH       SOLE                     5302
FEDERAL HOME LN MTG CORP       COM              313400301      389     6360 SH       SOLE                     6360
FIDELITY NATIONAL FINANCIAL    COM              316326107     3488   110377 SH       SOLE                    81227             29150
FIRST NATIONAL NEBRASKA INC    COM              335720108      362      105 SH       SOLE                      105
GPE BRUX LAMBERT               COM              7097328       3025    57895 SH       SOLE                    37445             20450
GUIDANT CORP                   COM              401698105      285     9434 SH       SOLE                     9434
HANOVER COMPRESSOR             COM              410768105      185    13710 SH       SOLE                    13510               200
HOUSTON EXPLORATION COMPANY    COM              442120101     3551   122460 SH       SOLE                    81810             40650
JOHNSON & JOHNSON              COM              478160104      210     4010 SH       SOLE                     4010
KANSAS CITY SOUTHERN INDUSTRIE COM              485170302     2969   174625 SH       SOLE                   103025             71600
KIMBERLY CLARK CORP            COM              494368103      411     6624 SH       SOLE                     6624
LEVEL 3 COMMUNICATIONS         COM              52729N100      469   159025 SH       SOLE                   107925             51100
LIBERTY MEDIA CO               COM              530718105     1732   173232 SH       SOLE                   113232             60000
LILLY ELI & CO                 COM              532457108      317     5621 SH       SOLE                     5621
MARSH & MCLENNAN COS           COM              571748102      546     5650 SH       SOLE                     5650
MONY GROUP INC COM             COM              615337102     3450   101455 SH       SOLE                    67755             33700
NATIONWIDE FINANCIAL SERVICES  COM              638612101     3869    97955 SH       SOLE                    72405             25550
NDC HEALTH                     COM              639480102     3355   120245 SH       SOLE                    89745             30500
NEWMONT MNG CORP               COM              651639106     3246   123300 SH       SOLE                    80365             42935
NISOURCE INC.                  COM              65473P105      334    15310 SH       SOLE                    15310
PALL CORP                      COM              696429307      859    41400 SH       SOLE                    41400
PERFORMANCE FOOD GROUP         COM              713755106     5773   170510 SH       SOLE                   121060             49450
PHARMACIA CORP                 COM              71713U102     2441    65185 SH       SOLE                    44635             20550
PLUM CREEK TIMBER              COM              729251108     3790   123455 SH       SOLE                    82355             41100
PUDGET SOUND ENERGY            COM              745332106      227    10970 SH       SOLE                    10970
RCN CORP.                      COM              749361101      350   255350 SH       SOLE                   174450             80900
REYNOLDS & REYNOLDS CO         COM              761695105      773    27650 SH       SOLE                    27650
ROYAL DUTCH PETE CO NY REG SH  COM              780257705     1005    18175 SH       SOLE                    18175
SBC COMMUNICATIONS, INC        COM              78387G103      251     8221 SH       SOLE                     8221
SENSE TECHNOLOGIES INC         COM              816923106       14    10000 SH       SOLE                    10000
SHERWIN WILLIAMS CO            COM              824348106      392    13100 SH       SOLE                    13100
SPRINT CORP PCS COM SER 1      COM              852061506      701   156819 SH       SOLE                   100044             56775
SUNGARD DATA SYSTEMS           COM              867363103     1818    68670 SH       SOLE                    58270             10400
SYSCO CORPORATION              COM              871829107      758    27860 SH       SOLE                    27860
TYCO INTERNATIONAL LTD         COM              902124106      397    29354 SH       SOLE                    29354
UNOCAL CORP                    COM              915289102      880    23810 SH       SOLE                    23810
VIACOM, INC. - CLASS B         COM              925524308     5682   128054 SH       SOLE                    89825             38229
VULCAN MATERIALS               COM              929160109     1679    38334 SH       SOLE                    31834              6500
WELLS FARGO CO                 COM              949746101      240     4800 SH       SOLE                     4800
WYETH                          COM              983024100      666    13000 SH       SOLE                    12800               200
Total                           65                         101,304
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